LOANS, FINANCING AND DEBENTURES - Breakdown by maturity - non current (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2023	Dec. 31, 2022
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	R$ 68,999,788	R$ 71,239,562
Foreign
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	57,553,563	60,110,567
Foreign | Bonds
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	39,928,218
Foreign | Bonds | Fixed
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	39,928,218	43,218,286
Foreign | Export credits ("export prepayments")
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	14,597,783
Foreign | Assets financing
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	177,526
Foreign | IFC - International Finance Corporation
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	2,850,036
Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	11,446,225	11,128,995
Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	221,302	246,004
Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	2,346,197	1,775,991
Domestic (Brazil) | BNDES | Fixed
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	2,004	4,011
Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	836,034	814,320
Domestic (Brazil) | NCE ("Export Credit Notes")
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	1,378,261
Domestic (Brazil) | NCR ("Rural producer certificates")
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	274,265
Domestic (Brazil) | Export credits ("export prepayments") | Fixed
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures		R$ 1,315,813
Domestic (Brazil) | Debentures
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	6,388,162
2024
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	997,130
2024 | Foreign
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	922,946
2024 | Foreign | Bonds
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	5,970
2024 | Foreign | Export credits ("export prepayments")
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	894,202
2024 | Foreign | Assets financing
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	22,774
2024 | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	74,184
2024 | Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	22,052
2024 | Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	21,408
2024 | Domestic (Brazil) | BNDES | Fixed
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	2,004
2024 | Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	28,720
2025
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	10,438,101
2025 | Foreign
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	6,942,389
2025 | Foreign | Bonds
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	1,640,973
2025 | Foreign | Export credits ("export prepayments")
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	5,254,429
2025 | Foreign | Assets financing
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	46,987
2025 | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	3,495,712
2025 | Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	98,809
2025 | Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	60,963
2025 | Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	217,090
2025 | Domestic (Brazil) | NCE ("Export Credit Notes")
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	640,800
2025 | Domestic (Brazil) | NCR ("Rural producer certificates")
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	137,500
2025 | Domestic (Brazil) | Debentures
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	2,340,550
2026
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	10,691,679
2026 | Foreign
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	7,200,399
2026 | Foreign | Bonds
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	2,495,454
2026 | Foreign | Export credits ("export prepayments")
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	4,656,085
2026 | Foreign | Assets financing
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	48,860
2026 | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	3,491,280
2026 | Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	85,571
2026 | Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	80,573
2026 | Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	217,135
2026 | Domestic (Brazil) | NCE ("Export Credit Notes")
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	637,460
2026 | Domestic (Brazil) | NCR ("Rural producer certificates")
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	136,765
2026 | Domestic (Brazil) | Debentures
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	2,333,776
2027
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	7,580,546
2027 | Foreign
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	7,379,127
2027 | Foreign | Bonds
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	3,350,524
2027 | Foreign | Export credits ("export prepayments")
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	3,793,067
2027 | Foreign | Assets financing
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	48,123
2027 | Foreign | IFC - International Finance Corporation
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	187,413
2027 | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	201,419
2027 | Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	7,090
2027 | Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	141,272
2027 | Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	28,057
2027 | Domestic (Brazil) | NCE ("Export Credit Notes")
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	25,000
2028
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	4,243,940
2028 | Foreign
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	3,300,502
2028 | Foreign | Bonds
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	2,406,200
2028 | Foreign | Assets financing
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	10,782
2028 | Foreign | IFC - International Finance Corporation
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	883,520
2028 | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	943,438
2028 | Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	3,590
2028 | Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	138,439
2028 | Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	28,103
2028 | Domestic (Brazil) | NCE ("Export Credit Notes")
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	25,000
2028 | Domestic (Brazil) | Debentures
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	748,306
2029 onwards
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	35,048,392
2029 onwards | Foreign
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	31,808,200
2029 onwards | Foreign | Bonds
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	30,029,097
2029 onwards | Foreign | IFC - International Finance Corporation
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	1,779,103
2029 onwards | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	3,240,192
2029 onwards | Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	4,190
2029 onwards | Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	1,903,542
2029 onwards | Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	316,929
2029 onwards | Domestic (Brazil) | NCE ("Export Credit Notes")
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	50,001
2029 onwards | Domestic (Brazil) | Debentures
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	R$ 965,530